Unrecognized contractual commitments (telecom activities) (Tables)	12 Months Ended
Dec. 31, 2023
Unrecognized contractual commitments (telecom activities)
Schedule of operating leases and maturities

(in millions of euros)	Minimum future
lease payments
Property lease commitments	152
o/w technical activities	51
o/w shops/offices activities	101

Maturities are set forth below:

(in millions of euros)	Minimum	Less than	Between	Between	Between	Between	More than
	future	one year	one and	two and	three and	four and	five years
	lease		two years	three years	four years	five years
payments
Property lease commitments	152	45	25	16	19	10	37

Telecom activities, operating segment [member]
Unrecognized contractual commitments (telecom activities)
Schedule of commitments relating to operating activities

(in millions of euros)	Total	Less than	From one	More than
		one year	to five years	five years
Operating activities commitments	9,220	3,692	3,291	2,237
Operating leases commitments	228	94	93	41
Handsets purchase commitments	1,353	1,334	15	4
Transmission capacity purchase commitments	1,397	232	465	699
Other goods and services purchase commitments	3,918	1,241	1,691	985
Investment commitments	878	417	443	17
Public Initiative Networks commitments(1)	61	10	19	32
Guarantees granted to third parties in the ordinary course of business	1,386	363	565	459
(1)	Including unrecognized contractual commitments carried by Orange SA in the context of the deployment of the High and Very High Speed network in France. The unrecognized contractual commitments relating to Orange Concessions' group are presented in Note 11.3.

Schedule of assets covered by commitments

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Assets held under leases	1,230	1,134	998
Non-current pledged, mortgaged or receivership assets(1)	2	20	21
Collateralized current assets	2	2	2
Total	1,233	1,157	1,021

(1)	Non-current pledged, mortgaged or receivership assets are shown excluding cash collateral deposits, which are presented in Note 13.

At December 31, 2023, non-current pledged or mortgaged assets comprise the following assets given as guarantees:

	Total in statement of	Amount of asset pledged,	Percentage
(in millions of euros)	financial position (a)	mortgaged or receivership (b)	(b)/(a)
Intangible assets, net (excluding goodwill)	15,074	—	—
Property, plant and equipment, net	33,184	2	—%
Non-current financial assets	1,036	—	—
Other(1)	35,085	—	—
Total	84,378	2	—%